DEBT - Cequel Credit Facilities (Details) - USD ($)		12 Months Ended
	Mar. 15, 2017	Dec. 31, 2017	Dec. 31, 2016
Line of Credit Facility [Line Items]
Principal Amount		$ 4,693,675,000
Credit facility		4,643,523,000	$ 3,444,790,000
Redemption of debt amount		1,729,400,000	0
Loss on extinguishment of debt and write-off of deferred financing costs	$ 18,976,000	600,240,000	127,649,000
Senior Notes
Line of Credit Facility [Line Items]
Principal Amount		16,289,245,000
Cequel Term Loan Facility | Term Loan
Line of Credit Facility [Line Items]
Line of credit facility, aggregate principal amount	1,265,000,000	1,265,000,000
Principal Amount		1,258,675,000
Line of credit facility, increase in borrowing capacity	450,000,000
Credit facility	812,963,000	$ 1,250,217,000	812,903,000
Loss on extinguishment of debt and write-off of deferred financing costs	28,684,000
Line of credit facility periodic payment, percentage of principal		0.25%
Line of credit facility, periodic payment amount		$ 3,163,000
Cequel Term Loan Facility | Term Loan | Alternate Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate		1.25%
Cequel Term Loan Facility | Term Loan | Eurodollar
Line of Credit Facility [Line Items]
Basis spread on variable rate		2.25%
Cequel Revolving Credit Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, aggregate principal amount		$ 350,000,000
Principal Amount		0
Credit facility		$ 0	$ 0
Cequel Revolving Credit Facility | Revolving Credit Facility | Alternate Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate		2.25%
Cequel Revolving Credit Facility | Revolving Credit Facility | Eurodollar
Line of Credit Facility [Line Items]
Basis spread on variable rate		3.25%
6.375% Senior Notes due September 15, 2020 | Senior Notes
Line of Credit Facility [Line Items]
Principal Amount		$ 1,050,000,000
Redemption of debt amount	$ 450,000,000
Stated interest rate	6.375%	6.375%
Cequel Credit Facilities
Line of Credit Facility [Line Items]
Percentage of proceeds from asset sales required to pay down term loans		100.00%
Percentage of excess cash flow required when minimum leverage ratio is not met		50.00%
Percentage of excess cash flow required to pay down term loans when minimum leverage ratio is fulfilled		0.00%
Minimum debt leverage ratio required for zero percent of excess cash flow obligation to prepay debt		4.5
Leverage maintenance covenant		5.0